EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Equity Investments	Equity investments consist of the following:
	December 31
(in US$ thousands)	2016	2017
Investments accounted for under the equity method	$72	$—

Summary of Financial Information of East Gate

Summarized U.S. GAAP financial information of East Gate as of November 30, 2016 (right before we disposed of it), and for the years ended December 31, 2015 and the eleven-month period ended November 30, 2016 is presented below (in US$ thousands):

2016
Investments and other related assets	$7,911
Other assets	332
Total assets	$8,243
Total liabilities	$318
Total net assets of the fund	$7,925

	2015	2016
Investment and related income (loss)	$5,419	$(1,513)
Impairment loss	—	(105)
Other costs and expenses	(8,219)	(7,513)
Net loss	$(2,800)	$(9,131)